Summary of significant accounting policies (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) lease item segment	Dec. 31, 2023 USD ($) lease item segment	Dec. 31, 2022 CNY (¥) item lease segment	Dec. 31, 2021 CNY (¥) lease segment item
Revenue
Liabilities for return allowances	¥ 950		¥ 743
Net revenues	1,084,662	$ 152,771	1,046,236	¥ 951,592
Unearned revenue	29,143		¥ 33,325
Unearned revenue recognized	¥ 24,227
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2	2	2
Fulfillment
Fulfillment	¥ 64,558	$ 9,093	¥ 63,011	¥ 59,055
Marketing
Advertising costs	¥ 31,761		¥ 29,898	¥ 32,704
Leases
Number of finance leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment	4	4	4	3
Statutory reserves
Appropriations of statutory reserves	¥ 2,636		¥ 1,887	¥ 53
Appropriations to other reserve funds	0		0	0
Recent accounting pronouncements
Acquisition of assets for development, property, equipment and software, net	5,997
Acquisition of assets for development, construction in progress	1,009
Acquisition of assets for development, land use rights	¥ 2,638
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues	¥ 538,799		515,945	492,592
General merchandise products
Revenue
Net revenues	332,425		349,117	323,063
Shipping
Fulfillment
Fulfillment	29,858		28,958	27,786
Online marketplace and marketing services
Revenue
Net revenues	84,726		81,970	72,118
Logistics and other services
Revenue
Net revenues	128,712		99,204	¥ 63,819
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances	950		743
Prepayments and other current assets
Revenue
Rights to recover products from customers	¥ 989		¥ 785